Acquisitions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				2 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2012	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] in mi	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Dec. 31, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%	100.00%				100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid					$ 325				$ 1,720
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					7,531,381				11,779,296
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable					441				603
Number Of Miles Of Pipeline Acquired In Pennsylvania					33
Diameter In Inches Of Pipeline Acquired In Pennsylvania					16
Number Of Miles Of Pipeline Acquired In New York					10
Business Combination, Acquisition Related Costs										16
Business Acquisition, Purchase Price Allocation [Abstract]
Assets held-for-sale					18				0
Other current assets					3				16
Property, plant and equipment					158				656
Intangible assets						316	0	2			1,141	250	2
Current liabilities					(21)				(94)
Noncurrent liabilities					0				(3)
Identifiable net assets acquired					476				1,968
Goodwill					290				359
Total					766				2,327
Intangible Assets Disclosure [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years				30 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement					70.00%				36.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					9 years				18 years
Amortization of Intangible Assets	43	2	0
Finite-Lived Intangible Assets, Accumulated Amortization	45	2
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	58
Finite-Lived Intangible Assets, Amortization Expense, Year Two	58
Finite-Lived Intangible Assets, Amortization Expense, Year Three	58
Finite-Lived Intangible Assets, Amortization Expense, Year Four	58
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 58